Annual Notice of Securities Sold Pursuant to Rule 24F-2

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            UNITED STATES                   |         OMB APPROVAL           |
  SECURITIES AND EXCHANGE COMMISSION        |--------------------------------|
       Washington, D.C.  20549              | OMB Number:          3235-0456 |
                                            | Expires:       August 31, 2000 |
              FORM 24F-2                    | Estimated average burden       |
   Annual Notice of Securities Sold         | hours per response ......... 1 |
        Pursuant to Rule 24f-2              ----------------------------------

         Read instructions at end of Form before preparing Form.

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1.     Name and address of issuer:
           The Kaufmann Fund, Inc.
           140 East 45th Street, 43rd Floor
           New York, NY  10017


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2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):   [ X ]


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3.     Investment Company Act File Number:
           811-1586
       Securities Act File Number:
           2-28049


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4(a).  Last day of fiscal year for which this Form is filed:
           December 31, 1997




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4(b).  [   ]  Check box if this Form is being filed late (i.e., more
       than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).  [   ]  Check box if this is the last time the issuer will be
       filing this Form.




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5.     Calculation of registration fee:
       (i)    Aggregate sale price of securities
              sold during the fiscal year
              pursuant to section 24(f):                          $240,514,087
       (ii)   Aggregate price of securities                        ___________
              redeemed or repurchased during
              the fiscal year:                   $(212,336,470)
       (iii)  Aggregate price of securities       _____________
              redeemed or repurchased during
              any prior fiscal year ending no
              earlier than October 11, 1995
              that were not previously used
              to reduce registration fees
              payable to the Commission:         $_____________
       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                      -$212,336,470
       (v)    Net sales -- if Item 5(i) is                        ____________
              greater than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:                         $ 28,177,617
     ------------------------------------------------------------  ___________
     | (vi)   Redemption credits available for                  |
     |        use in future years -- if Item                    |
     |        5(i) is less than Item 5(iv)                      |
     |        [subtract Item 5(iv) from                         |
     |        Item 5(i)]:                        $(___________) |
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       (vii)  Multiplier for determining
              registration fee (See
              Instruction C.9):                                   X    .000295
       (viii) Registration fee due [multiply                       ___________
              Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):                      =$   8,312.40
                                                                   ___________

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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.
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7.     Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 +$___________



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8.     Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$   8,312.40
                                                                   ___________


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9.     Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 24, 1998

           Method of Delivery:
               [ X ]  Wire Transfer
               [   ]  Mail or other means

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                                SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Lucy A. Muccio
                             ------------------------------------
                                 Lucy A. Muccio
                                 Assistant Treasurer

Date:  March 19, 1998